Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before tax	£ 29,591	£ 6,245	£ 5,855
Less: share of post-tax results of associates and joint ventures	(24,209)	(2,227)	(1,236)
Profit net of tax	5,382	4,018	4,619
Tax at 19% (2016: 20%; 2015: 20%) on the above	1,023	804	924
Tax at standard rates other than UK corporation tax rate	392	93	231
Other national tax charges	119	74	77
Permanent differences	40	143	(147)
Oversea tax on distributions	25	41	28
Overseas withholding taxes	191	200	145
Double taxation relief on UK profits	(29)	(8)	(6)
(Utilised)/unutilised tax losses	(38)	32	32
– adjustments in respect of prior periods	2	13	7
– deferred tax relating to changes in tax rates	(9,620)		15
Deemed US repatriation tax	34
Release of deferred tax on unremitted earnings of associates	(180)
Additional net deferred tax (credits)/charges	(72)	14	27
Tax, net of factors affecting the tax rate	£ (8,113)	£ 1,406	£ 1,333
Corporation tax rate	19.00%	20.00%	20.00%
Tax at standard rates other than UK corporation tax rate, percentage	7.30%	2.30%	5.00%
Other national tax charges, percentage	2.20%	1.90%	1.70%
Permanent differences, percentage	0.70%	3.60%	(3.20%)
Overseas tax on distributions, percentage	0.50%	1.00%	0.60%
Overseas withholding taxes, percentage	3.50%	5.00%	3.10%
Double taxation relief on UK profits, percentage	(0.50%)	(0.20%)	(0.10%)
(Utilised)/unutilised tax losses, percentage	(0.70%)	0.80%	0.70%
Adjustments in respect of prior periods, percentage		0.30%	0.20%
Deferred tax relating to changes in tax rates, percentage	(178.70%)		0.30%
Deemed US repatriation tax, percentage	0.60%
Release of deferred tax on unremitted earnings of associates, percentage	(3.30%)
Additional net deferred tax (credits)/charges, percentage	(1.30%)	0.30%	0.60%
Tax, net of factors affecting the tax rate, percentage	(150.70%)	35.00%	28.90%